SCHEDULE OF RSU’S TRANSACTIONS (Details) - Restricted share units [member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance	110,667	588,834
Number of RSU's, granted	1,545,000	326,000
Number of RSU's, Expiry	(6,000)	(40,166)
Number of RSU's, Exercise	(219,667)	(764,001)	(185,800)
Number of RSU's, ending balance	1,430,000	110,667	588,834